PROGRESSIVE

                                     CAPITAL

                                  ACCUMULATION

                                      TRUST





                                  ANNUAL REPORT

                                DECEMBER 31, 2000

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


        Comparison of the Change in Value of a $10,000 Investment in the Progressive Capital Accumulation Trust and the Standard & Poor's 500 Index





                                [GRAPHIC OMITTED]







===============================================================================
                     Progressive Capital Accumulation Trust

                           Average Annual Total Return

-------------------------------------------------------------------------------


                    1 Year          5 Year          10 Year

                    (4.13)%         13.42%          10.43%


===============================================================================

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2000


Assets:
Investments at quoted market value (cost $5,625,896;
 see Schedule of Investments, Notes 1, 2, & 5)....... $ 6,810,443
Cash ................................................      85,811
Dividends and interest receivable....................       6,356
Other assets.........................................       1,769
                                                        -----------
    Total assets.....................................   6,904,379
                                                        -----------
Liabilities:
Accrued expenses and other liabilities (Note 3 ).....     99,452
                                                        -----------
    Total liabilities................................     99,452
                                                        -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
 value, amount paid in on 315,931 shares outstanding)
 (Note 1)............................................   4,994,937
Accumulated undistributed net investment income
 (Note 1)............................................   1,029,019
Accumulated realized loss from security transactions,
net (Note 1).........................................   (403,576)
Net unrealized appreciation in value of investments
(Note 2).............................................   1,184,547
                                                       -----------
  Net assets (equivalent to $21.54 per share, based
   on 315,931 capital shares outstanding)............ $ 6,804,927
                                                       ===========



   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             STATEMENT OF OPERATION
                               December 31, 2000

Income:
 Dividends...........................................   $ 30,720
 Interest............................................     45,466
                                                        -----------
    Total income.....................................     76,186
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................     53,100
 Pricing and bookkeeping fees (Note 4)...............     18,500
 Transfer fees (Note 4)..............................     12,000
 Legal fees..........................................      7,500
 Audit and accounting fees...........................      7,500
 Custodian fees......................................      2,350
 Trustees' fees and expenses.........................      1,000
 Other expenses......................................      4,000
                                                        -----------
    Total expenses...................................    105,950
                                                        -----------
Net investment loss..................................    (29,764)
                                                        -----------
Realized and unrealized gain on investments:
  Realized gain on investments-net...................   1,048,222
  Decrease in net unrealized appreciation in
   investments.......................................  (1,319,287)
                                                        -----------
    Net loss on investments..........................    (271,065)
                                                        -----------
Net decrease in net assets resulting from operations. $  (300,829)
                                                        ===========



   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                    Year Ended      Year Ended
                                                   December 31,    December 31,
                                                       2000            1999
                                                   ----------------------------
From operations:
 Net investment loss ............................  $   (29,764)   $   (17,644)
 Realized gain on investments, net...............    1,048,222         135,760
 (Decrease) increase in net unrealized
  appreciation in investments....................  (1,319,287)       1,274,310
                                                   --------------  ------------
     Net (decrease) increase in net assets
     resulting from operations...................   (300,829)        1,392,426
                                                   --------------  ------------
Distributions to shareholders:
  From net investment income ($1.45 per share in
   2000 and $0.29 per share in 1999).............   (393,068)          (75,666)
 From net realized gain on investments
   ($2.31 per share in 2000 and $0.23 per share in
   1999)..........................................  (629,088)          (61,824)
                                                    -------------  ------------
     Total distributions to shareholders.........    (1,022,156)      (137,490)
                                                    -------------  ------------
From capital share transactions:

                              Number of Shares
                              2000        1999
                            ---------- -----------
 Proceeds from sale of
  shares..................    8,101      75,023        219,339       1,684,250
 Shares issued to share-
  holders in distributions
  reinvested..............   44,083       5,003        957,038         130,628
 Cost of shares redeemed..   (4,881)    (12,145)      (130,801)       (267,842)
                            ---------   ---------     ----------    -----------
 Increase (decrease) in net
  assets resulting from
  capital share
  transactions............   47,303       67,881     1,045,576      (1,547,036)
                            ========== ===========   ----------     -----------

Net (decrease) increase in net assets............     (277,409)       2,801,972
Net assets:
  Beginning of period............................    7,082,336        4,280,364
                                                   ------------    ------------
  End of period (including undistributed
   net investment income of $1,029,019 and
        $1,028,479, respectively)................ $  6,804,927     $  7,082,336
                                                   ==============  ============


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                       SELECTED PER SHARE DATA AND RATIOS
                (for a share outstanding throughout each period)


                                        Year Ended December 31,
                             2000        1999      1998       1997       1996
                                                  (Note3)     (Note3)   (Note 3)
                          -----------------------------------------------------
Investment income........  $ (2.25)     $ 4.15   $ (378.95)   $ 0.59     $ 1.33
Expenses, net............    (3.13)       5.16     (381.86)     0.47       0.92
                          -----------------------------------------------------
Net investment income
(loss)...................     0.88       (1.01)      2.91       0.12       0.41
Net realized and
unrealized
 gain (loss) on
investments..............    (1.94)       6.57       1.16       3.30       3.06
Distributions to
shareholders:
  From net investment
   income................   (1.45)      (0.29)       --       (0.07)     (0.13)
  From net realized gain
   on investments........   (2.31)      (0.23)    (11.61 )    (0.79)     (0.09)
                          -----------------------------------------------------
Net increase (decrease)
 in net asset value......    (4.82)       5.04      (7.54)      2.56       3.25
Net asset value:
 Beginning of period.....    26.36       21.32      28.86      26.30      23.05
                          -----------------------------------------------------
 End of period...........  $ 21.54    $   26.36  $   21.32    $28.86     $26.30
                          =====================================================

Total Return.............    (4.13)%     26.10%     19.40%     13.04%     15.05%
Ratio of expenses to
 average net assets......     1.46%       1.66%      1.29%      1.15%      1.10%
Ratio of net investment
income
 to average net assets...    (0.41)%     (0.32)%    (0.01)%     0.28%      0.49%
Portfolio turnover.......     0.02        0.28       0.49       0.04       0.21
Average commission rate
paid.....................    0.0556      0.0510     0.0654     0.0800     0.0650
Number of shares out-
 standing at end of period.. 315,931   268,628    200,747     461,251    469,703



   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                             SCHEDULE OF INVESTMENTS
                                December 31, 2000

                                                                       Value
  Quantity                                                           (Note 1)
  --------                                                           --------
COMMON STOCKS - 90.22%
           Advertising Industry -- 3.13%
   5,000   Interpublic Group of Companies Incorporated.........    $   212,813
                                                                  -------------

           Air Transport Industry - 1.94%
   3,300   FedEx Corporation*..................................        131,868
                                                                  -------------

           Bank Industry - 6.15%
   4,500   Bank of New York Company Incorporated                       248,344
   3,333   Citigroup Incorporated..............................        170,191
                                                                  -------------
                                                                       418,535
                                                                  -------------
           Computer & Peripherals Industry -- 2.21%
   1,000   EMC Corporation*....................................         66,500
   3,000   Sun Microsystems Incorporated*......................         83,625
                                                                  -------------
                                                                       150,125
                                                                  -------------
           Computer Networks Industry -- 0.94%
   1,000   Network Appliance*..................................         64,219
                                                                  -------------

           Computer Software & Services Industry -- 7.31%
   2,500   America Online Incorporated*........................         87,000
   4,100   Automatic Data Processing Incorporated..............        259,581
   2,200   Computer Associates International...................         42,900
   1,800   Computer Sciences*..................................        108,225
                                                                  -------------
                                                                       497,706
                                                                  -------------
           Diversified Company Industry -- 4.87%
      89   Berkshire Hathaway Class B*.........................        209,506
   2,200   Tyco International Limited..........................        122,100
                                                                  -------------
                                                                       331,606
                                                                  -------------
           Drug Industry - 5.39%
   2,500   Amgen Incorporated*.................................        159,844
   4,500   Pfizer Incorporated.................................        207,000
                                                                  -------------
                                                                       366,844
                                                                  -------------

*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             SCHEDULE OF INVESTMENTS
                                December 31, 2000

                                   (Continued)
                                                                       Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Electrical Equipment Industry -- 3.17%
   4,500   General Electric Company............................        215,719
                                                                  -------------

           Electronics Industry -- 0.96%
   2,000   Scientific Atlanta..................................         65,125
                                                                  -------------

           Food Processing Industry -- 3.66%
   5,405   Tootsie Roll Industries Incorporated................        248,968
                                                                  -------------

           Food Wholesalers Industry -- 3.97%
   9,000   Sysco Corporation...................................        270,000
                                                                  -------------

           Foreign Telecommunication Industry -- 1.18%
   2,500   Nortel Networks Corporation.........................         80,156
                                                                  -------------

           Insurance (Diversified) Industry -- 3.62%
   2,500   American International Group........................        246,406
                                                                  -------------

           Insurance (Life) Industry -- 3.82%
   3,600   AFLAC Incorporated..................................        259,875
                                                                  -------------

           Investment Company (Biotech) Industry -- 3.50%
   1,400   Biotech Holders, ADR*...............................        238,437
                                                                  -------------

           Management Services Industry -- 4.68%
   4,500   Convergys Corporation*..............................        203,906
   3,400   KLA-Tencorp Corporation*............................        114,538
                                                                  -------------
                                                                       318,444
                                                                  -------------
           Manufacturing (Communications) Industry -- 0.61%
   1,000   JDS Uniphase*.......................................         41,687
                                                                  -------------

           Medical Supplies Industry -- 6.49%
   4,000   Abbott Laboratories.................................        193,750
   4,900   Stryker Corporation.................................        247,891
                                                                  -------------
                                                                       441,641
                                                                  -------------

*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             SCHEDULE OF INVESTMENTS
                                December 31, 2000

                                   (Continued)
                                                                       Value
  Quantity                                                           (Note 1)
  --------                                                           --------
           Newspaper Industry -- 2.71%
   4,600   New York Times Class A..............................        184,287
                                                                  -------------

           Office Equipment & Supplies Industry -- 1.14%
   6,550   Staples Incorporated*...............................         77,372
                                                                  -------------

           Petroleum (Integrated) Industry -- 3.11%
   3,500   Royal Dutch Petroleum...............................        211,969
                                                                  -------------

           Retail Building Supply Industry -- 2.72%
   4,050   Home Depot Incorporated.............................        185,034
                                                                  -------------

           Retail Store Industry -- 1.73%
   6,250   Dollar General......................................        117,969
                                                                  -------------

           Semiconductor Industry -- 4.72%
   4,000   Dallas Semiconductor................................        102,500
   3,000   Intel Corporation...................................         90,750
   2,700   Texas Instruments...................................        127,912
                                                                  -------------
                                                                       321,162
                                                                  -------------
           Telecommunication Equipment Industry -- 4.66%
   4,500   ADC Telecom*........................................         81,562
   3,257   Agilent Technology*.................................        178,321
   1,500   Cisco Systems Incorporated..........................         57,375
                                                                  -------------
                                                                       317,258
                                                                  -------------
           Telecommunication Services Industry -- 1.83%
   3,000   Worldcom Incorporated*..............................         42,188
   1,000   Qualcomm Incorporated*..............................         82,188
                                                                  -------------
                                                                       124,376
                                                                  -------------

           Total common stocks (cost $4,960,054) ..............      6,139,601
                                                                  -------------

*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             SCHEDULE OF INVESTMENTS
                                December 31, 2000

                                   (Continued)
                                                                       Value
  Quantity                                                           (Note 1)
  --------                                                           --------
FOREIGN TIME DEPOSITS - 2.12%
  152,912  Euro, maturing 01/10/01 at 4.75%  (cost $139,074)...        144,074
                                                                  -------------

UNITED STATES TREASURY BILLS - 7.74%
  535,000  Treasury Bill, 6.16% yield, maturing 02/15/01 (at cost)     526,768
                                                                  -------------
           Total investments (cost $5,625,896).................      6,810,443
                                                                  -------------
CASH & OTHER ASSETS,  LESS LIABILITIES - (0.08)%...............         (5,516)
                                                                  -------------
           Total Net Assets....................................   $  6,804,927
                                                                  =============








*Non income producing security

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2000

1. Significant accounting policies:
   On December 14, 1998, the Board of Trustees voted to change the name of the Trust from Anchor Capital Accumulation Trust to Progressive Capital Accumulation Trust. Subsequent to their vote the name change became effective January 21, 1999. Progressive Capital Accumulation Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at 4:00 pm EST or at the close of trading on the NYSE, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Temporary cash investments are stated at cost, which approximates market value.
    Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
    Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

2. Tax basis of investments:
   At December 31, 2000, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $1,912,848. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $728,301. Net unrealized appreciation in investments at December 31, 2000 was $1,184,547.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 2000

                                   (Continued)


3. Investment advisory service agreements:
   In  August  of  1998,  Progressive  Investment  Management,  Inc.
   became investment adviser to the Trust. Prior to August 1998, Anchor Investment Management was the Trust's investment advisor.
    The investment advisory contract with Progressive Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At December 31, 2000, investment advisory fees of $4,113 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $4,300 in brokerage commissions during the year ended December 31, 2000. Fees earned by Progressive Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the year ended December 31, 2000 were $18,500.
5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 2000 were:

      Cost of securities acquired:
       U.S. Government and investments
        backed by such securities........... $   2,804,132
       Other investments....................     8,617,555
                                                -----------
                                             $  11,421,687
                                                ===========
      Proceeds from sales and maturities:
       U.S. Government and investments
        backed by such securities........... $   2,277,364
       Other investments....................     8,671,096
                                                -----------
                                             $  10,948,460
                                                ===========

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                              OFFICERS AND TRUSTEES

ERNIE BUTLER                                          Trustee
President, I.E. Butler Securities

SPENCER H. LEMENAGER                                  Trustee
President, Equity Inc.

DAVID W.C. PUTNAM                                     Chairman
President, F.L. Putnam                                and Trustee
Investment Management Company

J. STEPHEN PUTNAM                                     Vice President and
President, Robert Thomas Securities                   Treasurer

DAVID Y. WILLIAMS                                     President, Secretary
President and Director, Meeschaert & Co., Inc.,       and Trustee
President and Director, Anchor Investment
Management Corporation
Vice President and Director, Progressive
Investment Management, Inc.

               PROGRESSIVE CAPITAL ACCUMULATION TRUST

Independent Auditors' Report


To the Shareholders and Trustees of Progressive Capital Accumulation Trust:


We have  audited  the  accompanying  statement  of  assets  and  liabilities  of
Progressive Capital Accumulation Trust, a Massachusetts business trust, including the schedule of investments, as of December 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Progressive Capital Accumulation Trust as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



                                         Livingston & Haynes, P.C.


Wellesley, Massachusetts,
January 12, 2001

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                      INVESTMENT ADVISER AND ADMINISTRATOR

                 Progressive Investment Management Corporation
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                 TRANSFER AGENT

                       Cardinal Investment Services Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                   DISTRIBUTOR

                             Meeschaert & Co., Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                                    CUSTODIAN

                         Investors Bank & Trust Company
               200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT

                           Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL

                             Thorp Reed & Armstrong
             One Riverfront Center, Pittsburgh, Pennsylvania 15222




This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.